SUBSEQUENT EVENTS (Narrative) (Details)	9 Months Ended	12 Months Ended
	May 31, 2014 USD ($) M D	Aug. 31, 2013 USD ($) D	Aug. 31, 2013 CAD
Subsequent Events 1		100.00%	100.00%
Subsequent Events 2		75.00%	75.00%
Subsequent Events 3		100	100
Subsequent Events 4		2,924	2,924
Subsequent Events 5		100,000	100,000
Subsequent Events 6		750,000	750,000
Subsequent Events 7		51.00%	51.00%
Subsequent Events 8		10,000,000	10,000,000
Subsequent Events 9		675,000	675,000
Subsequent Events 10		$ 0.06
Subsequent Events 11		25,000	25,000
Subsequent Events 12		0.09
Subsequent Events 13		30	30
Subsequent Events 14		(200,000)	(200,000)
Subsequent Events 15		100,000	100,000
Subsequent Events 16		100,000	100,000
Subsequent Events 17		5,000
Subsequent Events 18		60	60
Subsequent Events 19		500	500
Subsequent Events 20		500	500
Subsequent Events 21		2,720,000	2,720,000
Subsequent Events 22			0.05
Subsequent Events 23			136,000
Subsequent Events 24		136,000
Subsequent Events 25		$ 0.10
Subsequent Events 26		45,000
Subsequent Events 27		900,000	900,000
Subsequent Events 28		8.25%	8.25%
Subsequent Events 29		40,000
Subsequent Events 30		10,000
Subsequent Events 31		10,000
Subsequent Events 32			10,000
Subsequent Events 33		10,000
Subsequent Events 1	30
Subsequent Events 2	10,000
Subsequent Events 3	12
Subsequent Events 4	12,500
Subsequent Events 5	72,917
Subsequent Events 6	$ 0.18
Subsequent Events 7	120,000
Subsequent Events 8	750,000
Subsequent Events 9	$ 0.16